Consolidated Statements of Financial Position - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Assets [abstract]
Cash and cash equivalents	$ 703	$ 411
Restricted cash	71	32
Trade and other receivables	583	462
Prepaid expenses	31	19
Risk management assets	171	166
Inventory	238	251
Assets held for sale	105	0
Current assets	1,902	1,341
Investments	100	0
Long-term portion of finance lease receivable	228	176
Risk management assets	521	640
PP&E	5,822	6,207
Right-of-use assets	141	146
Intangible assets	313	318
Goodwill	463	464
Deferred income tax assets	51	18
Other assets	206	198
Total assets	9,747	9,508
Liabilities [abstract]
Accounts payable and accrued liabilities	599	413
Current portion of decommissioning and other provisions	59	58
Risk management liabilities	94	81
Current contract liabilities	1	1
Income taxes payable	18	14
Dividends payable	59	37
Current portion of long-term debt and finance lease obligations	105	513
Current liabilities	935	1,117
Credit facilities, long-term debt and lease liabilities	3,256	2,699
Exchangeable securities	730	326
Decommissioning and other provisions	614	488
Deferred income tax liabilities	396	472
Risk management liabilities	68	29
Non-current contract liabilities	14	14
Defined benefit obligation and other long-term liabilities	298	301
Equity
Contributed surplus	38	42
Deficit	(1,826)	(1,455)
Accumulated other comprehensive income	302	454
Equity attributable to shareholders	2,352	2,961
Non-controlling interests	1,084	1,101
Total equity	3,436	4,062
Total liabilities and equity	9,747	9,508
Gross carrying amount
Assets [abstract]
PP&E	13,398	13,395
Intangible assets	833	788
Liabilities [abstract]
Accounts payable and accrued liabilities	599
Dividends payable	59
Exchangeable securities	750
Accumulated depreciation
Assets [abstract]
PP&E	(7,576)	(7,188)
Intangible assets	(520)	(470)
Common shares
Equity
Issued capital	2,896	2,978
Preferred shares
Equity
Issued capital	$ 942	$ 942